Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	ECP ENVIRONMENTAL GROWTH OPPORTUNITIES CORP.
Entity Central Index Key	0001832351
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false